Other Financial Assets and Liabilities - Schedule of Valuation Gains and Losses on Derivatives Contracts (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Valuation gain	₩ 38,000	₩ 374,974	₩ 45,757
Valuation loss	62,279	3,793	162
Other comprehensive income	76,208	(17,817)	(30,218)
Interest rate swap
Disclosure of detailed information about financial instruments [line items]
Valuation gain	15	76	48
Valuation loss	92	0	0
Other comprehensive income	1,403	(1,044)	(2,945)
Currency swap
Disclosure of detailed information about financial instruments [line items]
Valuation gain	37,985	374,898	45,709
Valuation loss	62,187	3,793	162
Other comprehensive income	₩ 74,805	₩ (16,773)	₩ (27,273)